Leases - Schedule of Supplemental Information Related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities (in thousands)	$ 2,856	$ 2,520
Weighted-average remaining lease term (in years)	3 years 3 months	4 years 2 months 8 days
Weighted-average discount rate	8.43%	8.40%